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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                -----------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Advent International Corporation
                         ----------------------------------------------------
Address:                     75 State Street
                         ----------------------------------------------------
                             Boston, MA  02109
                         ----------------------------------------------------


13F File Number:  28-          6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                          Janet L. Hennessy
                         ---------------------------------------------------
Title:                         Vice President and Treasurer
                         ---------------------------------------------------
Phone:                         (617) 951-9447
                         ---------------------------------------------------

Signature, Place, and Date of Signing:

/s/Janet L. Hennessy                       Boston, MA         February 8, 2005
----------------------------------         ----------         ----------------
        [Signature]                      [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                          None
                                                --------------------------
Form 13F Information Table Entry Total:                      7
                                                --------------------------
Form 13F Information Table Value Total:         $           275,883
                                                 -------------------------
                                                          (thousands)
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                           FORM 13F INFORMATION TABLE

                                                                                                                      COLUMN 8
         COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7                VOTING
                             TITLE                   VALUE      SHRS OR   SH/ PUT  INVESTMENT    OTHER               AUTHORITY
      NAME OF ISSUER       OF CLASS     CUSIP      (x$1000)     PRN AMT  PRN CALL  DISCRETION  MANAGERS       SOLE     SHARED   NONE
      --------------       --------     -----      --------     -------  --------  ----------  --------       ----     ------   ----
ANADYS PHARMACEUTICALS,
 INC.                         COMMON  03252Q-40-8     2,385     374,584                SOLE                  374,584
ASPEN TECHNOLGY, INC.         COMMON  045327-10-3   158,513  30,030,000                SOLE               30,030,000
EXELIXIS                      COMMON  30161Q-10-4     7,467     873,304                SOLE                  873,304
KIRKLAND'S INC.               COMMON  497498-10-5    65,880   6,306,407                SOLE                6,306,407
MTI TECHNOLOGY, CORP.         COMMON  553903-10-5     9,539   4,156,512                SOLE                4,156,512
STEREOTAXIS, INC.             COMMON  85916J-10-2     8,617     973,996                SOLE                  973,996
TELESYSTEMS INTERNATIONAL
 WIRELESS, INC.               COMMON  879946-60-6    23,482   2,623,061                SOLE                2,623,061

                                                    275,883